Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flow generated by (used in)
Net loss for the period	$ (57,773)	$ (16,020)
Adjustments for non-cash items:
Depletion and amortization	7,747	4,971
Income tax expense	5,078	3,783
Share-based payment expenses	1,542	1,799
Write down of materials and supplies	759
Interest and accretion expense	4,748	2,175
Unrealized loss on currency hedges	21	426
Loss on disposal of mineral rights		188
Fair value loss (gain) on marketable securities and purchase warrants	933	(712)
Discount on shares issued to settle payables		196
Provision for litigation	22,282
Impairment loss	16,540
Taxes paid	(225)	(539)
Operating cash flows before changes in working capital	1,652	(3,733)
Changes in non-cash working capital
Trade receivables	1,369	496
VAT recoverable	2,023	(1,539)
Inventories	(579)	230
Other assets	(685)	(55)
Trade and other payables	(173)	3,364
VAT payable	(1,526)	1,488
Net cash generated by operating activities	2,081	251
Investing activities
Proceeds from sale of marketable securities	999
Purchase of property, plant and equipment	(7,182)	(8,341)
Purchase of mineral rights	(154)	(148)
Transaction costs paid on acquisition of Otis Gold Corp.		(1,723)
Payments received under earn-in agreement	75
Loan to Otis Gold Corp., net of cash received on acquisition		(304)
Net cash used in investing activities	(6,262)	(10,516)
Financing activities
Proceeds from issuance of Convertible Debt		12,762
Proceeds from Credit Facility		5,871
Repayment of Credit Facility		(6,000)
Proceeds from options and warrants exercised	36	380
Lease payments	(397)	(360)
Interest paid	(86)	(423)
Net cash (used in) from financing activities	(447)	12,230
Effect of exchange rate changes on cash and cash equivalents	319	71
Change in cash and cash equivalents	(4,309)	2,036
Cash and cash equivalents - beginning of year	8,380	6,344
Cash and cash equivalents - end of year	$ 4,071	$ 8,380